INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Breakdown of income tax payable, net (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Income tax disclosure
Income tax payables	$ 5,562		$ 4,148
Currency translation adjustments and others	(3,313)
TSMA
Income tax disclosure
Income tax payables		$ 423
Ncleo
Income tax disclosure
Income tax payables	3,070		3,352
NYSSA
Income tax disclosure
Income tax payables	573		393
Adesol
Income tax disclosure
Income tax payables	390		276
Opalker
Income tax disclosure
Income tax payables	34		26
TSMA
Income tax disclosure
Income tax payables	1,442
Telecom USA
Income tax disclosure
Income tax payables	40
InterRadios
Income tax disclosure
Income tax payables	$ 13
PEM
Income tax disclosure
Income tax payables			$ 101